Related party transactions	12 Months Ended
Sep. 30, 2021
Related party transactions
Related party transactions

Note 15 – Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Yefang Zhang	Principal shareholder and former sole director until August 26, 2019	Working capital loan
Hangzhou Nongyuan Network Technology Co., Ltd.	Owned by Yefang Zhang’s daughter	Lease agreement

Due to a related party

As of September 30, 2021 and 2020, the Company owed Yefang Zhang $1,426,631 and $187,062, respectively. The balance of due to related parties is interest-free, unsecured, and due upon demand. As of February 15, 2022, $619,200 of the outstanding balance as of September 30, 2021 had been repaid to Yefang Zhang.

Lease Agreement with a Related Party

On August 5, 2020, Hangzhou Forasen entered into a lease agreement with Hangzhou Nongyuan Network Technology Co., Ltd., a PRC company wholly owned by Yefang Zhang’s daughter, to lease about 1,006 square feet of office space in Hangzhou. See Note 18 for further discussion.